SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended	252 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Estimated useful lives of assets	5 years
Estimated useful life of patents	20 years
Date of incorporation	Jan. 01, 1997
Entity former incorporation name	Third-Order Nanotechnologies, Inc., formerly PSI-Tec Holdings, Inc., formerly Eastern Idaho Internet Service, Inc.
Jurisdiction of incorporation	Nevada
Date of corporate name change	Mar. 10, 2008	Mar. 10, 2008
Disposal of assets discription	The Company was engaged in an unrelated business until June 30, 1998, at which time the principal assets of that business were sold and operations were discontinued.
Date of acquisition		Jul. 14, 2004
Fair value method for acquisition transaction	On July 14, 2004, the Company acquired PSI-TEC in a share exchange, which was considered to be a capital transaction in substance rather than a business combination, and was accounted for as a change of capital structure under accounting principles generally accepted in the United States. On October 20, 2006, the Company and PSI-TEC merged and the Company changed its name to Third-Order Nanotechnologies, Inc. On March 10, 2008, the Company changed its name to Lightwave Logic, Inc.
Name of acquired entity	PSI-TEC Holdings, Inc.
Date of merger		Oct. 20, 2006